Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Series B Cumulative Redeemable Preferred Stock	Common Stock	Common Stock	Series B Cumulative Redeemable Preferred Stock	Series B Cumulative Redeemable Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Accumulated Deficit	Accumulated Other Comprehensive (Deficit) Income	Non-controlling Common Units in the Operating Partnership	Non-controlling Interests- Members in Consolidated Entities
Beginning balance at Dec. 31, 2011	$ 688,669			$ 338		$ 87,500		$ 552,043		$ (13,685)	$ (883)	$ 63,356	$ 0
Beginning balance (in shares) at Dec. 31, 2011				33,840,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	1,481												1,481
Shares of stock sold (in shares)					13,225,000
Proceeds from sale of common stock, net of underwriters’ discount		190,798	57,500		132		57,500		190,666
Common stock issuance transaction costs	(1,870)	(727)						(1,870)	(727)
Issuance of unrestricted stock (in shares)				7,094
Issuance of restricted stock (in shares)				268,060
Issuance of restricted stock				2				(2)
Forfeiture of restricted stock (in shares)				(1,474)
Stock repurchased (in shares)				(71,180)
Shares repurchased	(1,385)			0				(1,385)
Declared Dividend	(35,343)					(12,144)		(21,972)				(1,227)
Amortization of stock-based compensation	4,314							4,314
Net income (loss)	(5,786)					12,144				(16,895)		(1,014)	(21)
Cash Flow Hedge Adjustment	(429)										(404)	(25)
Exchange of Non-controlling Interests — Common units in the Operating Partnership for common stock (in shares)				228,378
Exchange of Non-controlling Interests — Common units in the Operating Partnership for common stock				3				5,538				(5,541)
Ending balance at Dec. 31, 2012	897,222			475		145,000		726,605		(30,580)	(1,287)	55,549	1,460
Ending balance (in shares) at Dec. 31, 2012				47,496,732
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	45,704												45,704
Distributions	(1,160)												(1,160)
Shares of stock sold (in shares)				9,812,644
Proceeds from sale of common stock, net of underwriters’ discount	202,542			98				202,444
Common stock issuance transaction costs	(577)							(577)
Issuance of unrestricted stock (in shares)				5,756
Issuance of restricted stock (in shares)				44,219
Issuance of restricted stock				0				0
Forfeiture of restricted stock (in shares)				(3,415)
Stock repurchased (in shares)				(125,737)
Shares repurchased	(2,756)			(1)				(2,755)
Declared Dividend	(41,751)					(12,144)		(28,415)				(1,192)
Amortization of stock-based compensation	6,682							6,682
Net income (loss)	(3,343)					12,144				(14,533)		(633)	(321)
Cash Flow Hedge Adjustment	303										290	13
Ending balance at Dec. 31, 2013	1,102,866			572		145,000		903,984		(45,113)	(997)	53,737	45,683
Ending balance (in shares) at Dec. 31, 2013	57,230,199			57,230,199
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(2,842)												(2,842)
Shares of stock sold (in shares)					9,563,500
Proceeds from sale of common stock, net of underwriters’ discount		197,468			96				197,372
Common stock issuance transaction costs		(1,599)							(1,599)
Issuance of unrestricted stock (in shares)				6,922
Stock repurchased (in shares)				(2,805)
Shares repurchased	(3,129)			0				(3,129)
Declared Dividend	(47,110)					(12,144)		(33,774)				(1,192)
Amortization of stock-based compensation	7,979							7,979
Net income (loss)	22,881					12,144				10,229		359	149
Cash Flow Hedge Adjustment	(1,499)										(1,446)	(53)
Ending balance at Dec. 31, 2014	$ 1,275,015			$ 668		$ 145,000		$ 1,070,833		$ (34,884)	$ (2,443)	$ 52,851	$ 42,990
Ending balance (in shares) at Dec. 31, 2014	66,797,816			66,797,816